Organization and Summary of Significant Accounting Policies (Details) - Other Income, Net - Not Designated as Hedging Instrument $ in Thousands	12 Months Ended
Jun. 30, 2013 USD ($)
Pre-tax effects of the Mexican peso option contracts
Realized gain	$ 27
Realized (loss)	(39)
Unrealized gain	$ 395